STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Disclosure of Statement of compliance and basis of presentation [Abstract]
STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION
2.	STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION

(a)	Statement of Compliance

These consolidated financial statements of the Company for the years ended December 31, 2017, 2016, and for the period from incorporation on December 30, 2015 to December 31, 2015 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized for issue by the Board of Directors on April 30, 2018.

(b)	Basis of Presentation and Consolidation

These consolidated financial statements were prepared on a historical cost basis, except for financial instruments classified as fair value through profit or loss. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. The consolidated financial statements as at December 31, 2017 and 2016 and for the years ended December 31, 2017 and 2016 and for the period from incorporation on December 30, 2015 to December 31, 2015 are those of Tower Three SAS. For the year ended December 31, 2017, the consolidated financial statements include the following entities:

Entites	Location	Percentage of ownership	Functional currency

Tower One	Canada	100%	Canadian dollars
Tower Three	Colombia	100%	Colombian Peso
Innervision	Colombia	90%	Colombian Peso
Evotech	Argentina	65%	Argentina Peso
Tower 3 SAS	Argentina	100%	Argentina Peso
TCTS	USA	70%	US dollars

All significant inter-company balances and transactions have been eliminated on consolidation.

(c)	Use of Estimates and Judgments

The Company makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Significant areas requiring the use of management estimates include the following:

(i) Valuation of listing expense

The determination of listing expense involves extensive estimates on the value of shares and the fair values of assets and liabilities at the date of the transaction.

(ii) Intangible Assets – useful lives

The Company record intangible assets purchased in a business combination at their fair value. Determining fair value requires management to use estimates that could be material. Following initial recognition, the Company carries the value of intangible assets at cost less accumulated amortization and any accumulated impairment losses. Amortization is recorded on a straight-line basis based upon management’s estimate of the useful life and residual value. The estimates are reviewed at least annually and are updated if expectations change as a result of technical obsolescence or legal and other limits to use. A change in the useful life or residual value will impact the reported carrying value of the intangible assets resulting in a change in related amortization expense.

(iv) Inputs into Black-Scholes model

The Company has applied estimates with respect to the valuation of shares issued for non-cash consideration. Shares are valued first at the fair value of services received, and if this not readily determinable, at the fair value of the equity instruments granted at the date the Company receives the goods or services.

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of services performed, and if the fair value of the services performed is not readily determinable, at the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the fair value of the underlying common shares, the expected life of the share option, volatility and dividend yield. The fair value of the underlying common shares is assessed as the quoted market price on grant date. The assumptions and models used for estimating fair value for share-based payment transactions are discussed in Note 9. Actual results may differ from these estimates and assumptions.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates is revised if the revision affects only that period or in the period of the revision and further periods if the review affects both current and future periods.

(v) Useful lives of Equipment

Amortization is recorded on a declining balance basis based upon management’s estimate of the useful life and residual value. The estimates are reviewed at least annually and are updated if expectations change as a result of the physical condition, technical obsolescence or legal and other limits to use. A change in the useful life or residual value will impact the reported carrying value of towers and equipment resulting in a change in related amortization expense.

Use of Judgments

Critical accounting judgments are accounting policies that have been identified as being complex or involving subjective judgments or assessments with a significant risk of material adjustment in the year:

(i) Going concern

The assessment of whether the going concern assumption is appropriate requires management to take into account all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. The Company is aware that material uncertainties related to events or conditions may cast significant doubt upon the Company’s ability to continue as a going concern. Further information regarding going concern is outlined in Note 1.

(ii) Income taxes

The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of the consolidated financial statements.

(iii) Determination of control in business acquisitions

The determination of the acquirer in business acquisitions is subject to judgment and requires the Company to determine which party obtains control of the combining entities. Management applies judgment in determining control by assessing the following three factors: whether the Company has power; whether the Company has exposure or rights to variable returns; and whether the Company has the ability to use its power to affect the amount of its returns. In exercising this judgment, management reviewed the representation on the Board of Directors and key management personnel, the party that initiated the transaction, and each of the entities’ activities.

The assessment of whether an acquisition constitutes a business is also subject to judgment and requires the Company to review whether the acquired entity contains all three elements of a business, including inputs, processes and the ability to create output.

(iv) Intangible Assets – impairment

The application of the Company’s accounting policy for intangible assets expenditures requires judgment in determining whether it is likely that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions may change if new information becomes available. If, after expenditures are capitalized, information becomes available suggesting that the recovery of expenditures is unlikely, the amount capitalized is written off in profit or loss in the period the new information becomes available.

(v) Classification of lease agreements

Management uses judgment in determining whether a lease is a finance lease arrangement that transfers substantially all the risks and rewards of ownership.

(vi) Impairment of Equipment

At the end of each reporting period, management makes a judgment whether there are any indications of impairment of its equipment. If there are indications of impairment, management performs an impairment test on a cash-generating unit basis. The impairment test compares the recoverable amount of the asset to its carrying amount. The recoverable amount is the higher of the asset’s value in use (present value of the estimated future cash flows) and its estimated fair value less costs of disposal.

(vii) Determination of functional currency

The determination of the functional currency for the Company and its subsidiaries was based on management's judgment of the underlying transactions, events and conditions relevant to each entity.